FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,587,000,000		$ 1,587,000,000		$ 1,597,000,000
Cash equivalents	1,353,000,000		1,353,000,000		352,000,000
Deposits, classified as cash equivalents	1,181,000,000		1,181,000,000		244,000,000
Financial liabilities	33,448,000,000		33,448,000,000		15,904,000,000
Financial assets	10,611,000,000		10,611,000,000		9,041,000,000
Derivative financial assets	135,000,000		135,000,000		243,000,000
Derivative financial liabilities	427,000,000		427,000,000		322,000,000
Gross financial assets subject to offsetting	0		0		0
Gross financial liabilities set off against financial assets subject to offsetting	0		0		0
Fair Value through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	302,000,000		302,000,000		376,000,000
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	14,000,000		14,000,000		76,000,000
Derivative financial liabilities	18,000,000		18,000,000		0
Hedges of net investment in foreign operations | Fair Value through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(61,000,000)	$ 32,000,000	(75,000,000)	$ 65,000,000
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	23,000,000		23,000,000		17,000,000
Derivative financial liabilities	112,000,000		112,000,000		48,000,000
Cash flow hedges | Fair Value through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	(87,000,000)	$ 23,000,000	(49,000,000)	$ 13,000,000
Equity investments | Fair Value through Other Comprehensive Income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	264,000,000		264,000,000		283,000,000
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	89,000,000		89,000,000		50,000,000
Financial assets	285,000,000		285,000,000		280,000,000
Borrowings
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 22,516,000,000		$ 22,516,000,000		10,866,000,000
Borrowings | Level 1 and Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities, at fair value					2,611,000,000
Financial liabilities					$ 2,638,000,000